Average Annual Total Returns - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIP Growth Opportunities Portfolio	Apr. 30, 2025
VIP Growth Opportunities Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	38.89%
Past 5 years	18.76%
Past 10 years	18.22%
VIP Growth Opportunities Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	38.76%
Past 5 years	18.64%
Past 10 years	18.10%
VIP Growth Opportunities Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	38.54%
Past 5 years	18.46%
Past 10 years	17.93%
RS004
Average Annual Return:
Past 1 year	33.36%
Past 5 years	18.96%
Past 10 years	16.78%
RS001
Average Annual Return:
Past 1 year	24.51%
Past 5 years	14.28%
Past 10 years	12.87%